Fair Value of Financial Instruments - Summary of Significant Unobservable Inputs Used in Measuring Financial Instruments Categorized as Level 3 (Detail) - Level 3 [member]	12 Months Ended
Oct. 31, 2021
Private equity securities [Member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Market comparable
Significant unobservable inputs	General Partner valuations per net asset value
Range of estimates	97%
Private equity securities 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs	Capitalization rate
Range of estimates	3%
Changes in fair value from reasonably possible alternatives	(51)/51 millions
Option pricing model [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Option pricing model
Significant unobservable inputs	Interest rate volatility
Range of estimates	37% - 66%
Changes in fair value from reasonably possible alternatives	(10)/10 million
Option pricing model [member] | Interest rate contracts [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Option pricing model
Significant unobservable inputs	Interest rate swaption volatility
Range of estimates	20% - 273%
Changes in fair value from reasonably possible alternatives	(11)/11 millions
Option pricing model [member] | Equity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Option pricing model
Significant unobservable inputs	Equity volatility
Range of estimates	2% - 112%
Option pricing model [member] | Equity contracts 1 [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Option pricing model
Significant unobservable inputs	Correlation
Range of estimates	0% - 97%
Changes in fair value from reasonably possible alternatives	(3)/3 millions